Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax™ MARA Option Income Strategy ETF (MARO)

 (the “Fund”)

listed on NYSE Arca, Inc.

December 6, 2024

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated August 5, 2024

Effective immediately, all references to Marathon Digital Holdings, Inc. in the Fund’s Prospectus and SAI are hereby replaced with MARA Holdings, Inc.

Please retain this Supplement with your Prospectus and SAI.